Note 7 - Preferred Shares - Key Assumptions (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 16, 2017 USD ($) $ / shares	Aug. 31, 2017 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Series A preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		$ 12.56	$ 0.85	$ 6.22	$ 4.62
Series A preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Range of exit multiples
Time to exit (in years) (Year)
Series A preferred shares [member] | Morite Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $			$ 36.2	$ 249.6	$ 170.9
Volatility			78.00%	68.00%	81.00%
Series A preferred shares [member] | Morite Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)			1 year 197 days	310 days	2 years 91 days
Series B preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		$ 4.70	$ 3.29	$ 5.92	$ 3.77
Series B preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Range of exit multiples
Time to exit (in years) (Year)
Series B preferred shares [member] | Morite Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $			$ 170.9	$ 249.6	$ 170.9
Volatility			72.00%	68.00%	81.00%
Series B preferred shares [member] | Morite Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)			1 year 138 days	310 days	2 years 91 days
Series C preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares	$ 3.23	$ 3.12
Series C preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Range of exit multiples
Time to exit (in years) (Year)	182 days
Series C preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples	3.4
Series C preferred shares [member] | PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples	4.1
Series C preferred shares [member] | Morite Carlo assumptions [member]
Statement Line Items [Line Items]
Starting equity value (in millions of $) | $	$ 298.1
Volatility	74.00%
Series C preferred shares [member] | Morite Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	273 days